UNITHOLDERS' EQUITY - Disclosure of Assumptions Used for Fair Value Calculation of Performance Stock Units (Details) - Stapled Units Performance Stock 2020	12 Months Ended
Dec. 31, 2024 yr shares
Disclosure of Assumptions Used for Fair Value Calculation of Performance Stock Units [Line Items]
Grant date	January 1, 2024, January 1, 2023 and January 1, 2022
PUs outstanding (in shares) | shares	93,867
Weighted average term to expiry | yr	1.1
Average volatility rate	20.40%
Weighted average risk free interest rate	2.10%